Note 4(a) - Advances for Vessels Acquisitions - Under Construction	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Advances for Vessels Acquisition Under Construction [Text Block]
4(a)	Advances for vessels acquisitions / under construction:

An analysis of Advances for vessels acquisitions / under construction is as follows:

Advances for vessels acquisitions / under construction
Balance, December 31, 2019	12,241
— Advances paid	117,203
— Capitalized expenses	3,509
— Transferred to Vessels, net	(76,959)
— Transferred to Assets held for sale	(24,340)
Balance, December 31, 2020	31,654
— Advances paid	119,656
— Capitalized expenses	5,915
— Transferred to Vessels, net	(126,646)
Balance, December 31, 2021	30,579

For the year ended December 31, 2020, the balance of Advances for vessels acquisitions / under construction relate to M/T West Coast (Hull No S865) and M/T Malibu (Hull No S866) and consist of $18,991 and $12,663 respectively, out of which $624 and $419, respectively relate to capitalized expenses.

For the year ended December 31, 2021, the balance of Advances for vessels acquisitions / under construction relate to M/T Eco Oceano Ca (Hull No. 871), M/T Julius Caesar (Hull No. 3213) and M/T Legio X Equestris (Hull No. 3214) and consist of $9,914, $10,422 and $10,243 respectively, out of which $892, $1,522 and $1,343, respectively relate to capitalized expenses.